Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Inventories	Inventories consisted of the following:

	June 30, 2014	December 31, 2013
	(In thousands)
Raw materials and supplies	$85,816	$67,956
Finished goods	102,418	90,613
Total	$188,234	$158,569
Inventories consisted of the following:

	December 31,
	2013	2012
	(In thousands)
Raw materials and supplies	$67,956	$71,548
Finished goods	90,613	75,099
Total	$158,569	$146,647